Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss Per Share

9. Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share of common stock for the three months ended March 31, 2021 and 2020:

	Three Months Ended March, 31
	2021	2020
	(Dollar amounts in thousands, except for shares and per share data)
Numerator:
Net loss attributable to common stockholders	$(16,562)	$(5,562)

Denominator:
Weighted average shares outstanding, basic and diluted	170,249,708	86,762,463

Net loss per share, basic and diluted	$(0.10)	$(0.06)

The Company excluded the following weighted average potential common shares from the computation of diluted net loss per share for the three months ended March 31, 2021 and 2020 because including them would have had an anti-dilutive effect:

	Three Months Ended March, 31
	2021	2020

Stock options, including incentive stock options and non-qualified	4,360,010	4,559,583
Unvested restricted stock units	3,174,341	—

Total	7,534,351	4,559,583

Note 16. Net Income (Loss) Per Share – As Restated

As a result of the reverse recapitalization (see Note 4), the Company has retroactively adjusted the weighted average shares outstanding prior to October 1, 2020 to give effect to the Exchange Ratio used to determine the number of shares of common stock into which they were converted.

The following table sets forth the computation of basic and diluted net income (loss) per share of common stock for the years ended December 31, 2020, and 2019:

	Years Ended December 31,
	2020 as restated	2019
	(in thousands, except share and per share data)
Numerator:

Net income (loss) attributable to common stockholders - basic	$324,117	$(14,113)
Less: gain from change in fair value of warrant liabilities	(363,299)	-
Net loss attributable to common shareholders – diluted	$(39,182)	$(14,113)

Denominator:

Weighted average shares outstanding, basic	104,324,059	86,643,714
Weighted average shares outstanding, diluted	112,570,960	86,643,714

Net income (loss) per share, basic	$3.11	$(0.16)
Net loss per share, diluted	$(0.35)	$(0.16)

The Company included the following weighted average potential common shares in the computation of diluted net income per share for the years ended December 31, 2020, but not for the years ended December 31, 2019 because including them would have had an anti-dilutive effect:

	Years Ended December 31,
	2020 as restated	2019

Stock options, including incentive stock options and non-qualified	6,326,479	3,772,368
Common shares issuable from the exercise of warrants	1,920,426	-

Total	8,246,905	3,772,368